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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
		  OF REGISTERED MANAGEMENT INVESTMENT COMPANY



		Investment Company Act file number 811-09685


                   	  Pioneer High Yield Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.
                         Pioneer High Yield Fund
                    Schedule of Investments  07/31/10


PrincipalFloating                                                        Value
Amount ($Rate (d)
                CONVERTIBLE CORPORATE BONDS - 19.6 %
                Energy - 3.2 %
                Coal & Consumable Fuels - 0.8 %
1,000,000       International Coal Group, Inc., 4%, 4/1/17         $  1,023,750
26,438,000      Massey Energy Co., 3.25% 8/1/15                      22,670,585
                                                                   $ 23,694,335
                Oil & Gas Equipment & Services - 0.5 %
9,505,000       Exterran Holdings, Inc., 4.25%  06/15/14           $ 12,617,888
                Oil & Gas Exploration & Production - 1.9 %
12,017,000      Bill Barrett Corp., 5.0%, 3/15/28 (b)              $ 12,092,106
14,850,000      Carrizo Oil & Gas, Inc., 4.875%, 6/1/28              12,938,063
23,600,000      Chesapeake Energy, 2.5% 5/15/37                      18,998,000
6,135,000       Penn Virginia Corp., 4.5%, 11/15/12                   5,843,588
                                                                   $ 49,871,757
                Total Energy                                       $ 86,183,980
                Materials - 0.2 %
                Steel - 0.2 %
5,200,000       Steel Dynamics, Inc., 5.125%, 6/15/14              $  5,876,000
                Total Materials                                    $  5,876,000
                Capital Goods - 4.3 %
                Construction & Farm Machinery & Heavy Trucks - 1.1 %
10,274,000      Greenbrier Co., Inc., 2.375%, 5/15/26              $  8,912,695
16,325,000      Navistar International Corp., 3.0%,  10/15/14        20,038,938
                                                                   $ 28,951,633
                Electrical Component & Equipment - 1.4 %
9,674,000       General Cable Corp., 4.5%, 11/15/29                $  9,154,023
37,357,000      Roper Industries, Inc., 1.4813%, 1/15/34             28,951,675
                                                                   $ 38,105,698
                Trading Companies & Distributors - 1.7 %
32,627,000      WESCO International, Inc., 6%, 9/15/29             $ 48,206,393
                Total Capital Goods                                $115,263,724
                Commercial Services & Supplies - 0.4 %
                Environmental & Facilities Services - 0.4 %
9,990,000       Covanta Holding Corp., 3.25%, 6/1/14               $ 10,676,813
                Total Commercial Services & Supplies               $ 10,676,813
                Transportation - 0.9 %
                Airlines - 0.1 %
2,575,000       Continental Airlines, Inc., 4.5%, 1/15/15          $  3,695,125
                Marine - 0.7 %
5,993,000       DryShips, Inc., 0.5%  12/1/14                      $  5,109,033
16,950,000      Horizon Lines, Inc., 4.25%, 8/15/12                  14,238,000
                                                                   $ 19,347,033
                Total Transportation                               $ 23,042,158
                Automobiles & Components - 1.1 %
                Automobile Manufacturers - 1.1 %
18,611,000      Ford Motor Co., 4.25%, 11/15/16                    $ 28,311,984
                Total Automobiles & Components                     $ 28,311,984
                Consumer Durables & Apparel - 0.5 %
                Homebuilding - 0.5 %
11,230,000      D.R. Horton, Inc., 2.0% 5/15/14                    $ 12,170,513
                Total Consumer Durables & Apparel                  $ 12,170,513
                Media - 0.5 %
                Advertising - 0.1 %
3,097,000       Interpublic Group Cos., 4.25%, 3/15/23             $  3,255,721
                Movies & Entertainment - 0.4 %
11,232,000      Live Nation, Inc., 2.875%, 7/15/27                 $  9,477,000
                Total Media                                        $ 12,732,721
                Retailing - 0.2 %
                Automotive Retail - 0.2 %
5,825,000       Sonic Automotive, Inc., 5.0%, 10/1/29              $  6,159,938
                Total Retailing                                    $  6,159,938
                Food Beverage & Tobacco - 0.4 %
                Tobacco - 0.3 %
10,065,000      Alliance One International, Inc., 5.5%, 7/15/14 (14$ 10,215,975
                Total Food Beverage & Tobacco                      $ 10,215,975
                Health Care Equipment & Services - 1.7 %
                Health Care Equipment - 0.5 %
14,836,000      Hologic, Inc., 0.2% 12/15/37                       $ 13,074,225
                Health Care Services - 1.0 %
31,615,000      OMNICARE, Inc., 3.25%, 12/15/35                    $ 26,991,306
                Health Care Supplies - 0.2 %
5,270,000       Alere, Inc., 3.0%, 5/15/16                         $  4,716,650
1,240,000       Inverness Medical Innovation, 3.0%, 5/15/16 (144A)    1,109,800
                                                                   $  5,826,450
                Total Health Care Equipment & Services             $ 45,891,981
                Pharmaceuticals & Biotechnology - 0.9 %
                Biotechnology - 0.8 %
9,250,000       BioMarin Pharmaceutical, Inc., 1.875%, 4/23/17     $ 11,238,750
19,255,000      MannKind Corp., 3.75%, 12/15/13 (b)                  11,793,688
                                                                   $ 23,032,438
                Total Pharmaceuticals & Biotechnology              $ 23,032,438
                Diversified Financials - 0.1 %
                Consumer Finance - 0.1 %
4,150,000       Dollar Financial, 2.875%, 6/30/27 (144A) (b)       $  3,698,688
                Total Diversified Financials                       $  3,698,688
                Real Estate - 1.1 %
                Office Real Estate Investment Trusts - 0.9 %
14,100,000      Alexandria Real Estate Equities, Inc., 3.7%, 1/15/2$ 13,853,250
8,540,000       Lexington Realty Trust, 6.0%, 1/15/30 (144A)          8,860,250
                                                                   $ 22,713,500
                Specialized Real Estate Investment Trusts - 0.2 %
4,785,000       Host Hotels & Resorts LP, 2.5%, 10/15/29           $  5,771,906
                Total Real Estate                                  $ 28,485,406
                Software & Services - 0.3 %
                Data Processing & Outsourced Services - 0.0 %
1,200,000       CSG Systems International, Inc., 2.5%, 6/15/24     $  1,231,500
                Internet Software & Services - 0.3 %
7,849,000       SAVVIS, Inc., 3.0%, 5/15/12                        $  7,760,699
                Total Software & Services                          $  8,992,199
                Technology Hardware & Equipment - 1.8 %
                Communications Equipment - 0.8 %
21,505,000      CommScope, Inc., 3.25%, 7/1/15                     $ 21,693,169
                Electronic Equipment & Instruments - 0.8 %
7,125,000       L-1 Identity Solutions, Inc., 3.75%,  5/15/27      $  6,911,250
16,000,000      Newport Corp., 2.5%, 2/15/12                         15,300,000
                                                                   $ 22,211,250
                Technology Distributors - 0.2 %
850,000         Anixter International, Inc., 1.0%, 2/15/13         $    824,500
4,000,000       Anixter International, Inc., 1.0%, 2/15/13 (144A)     3,880,000
                                                                   $  4,704,500
                Total Technology Hardware & Equipment              $ 48,608,919
                Semiconductors - 1.3 %
                Semiconductors - 1.3 %
8,817,000       Advanced Micro Devices, Inc., 6.0%,  5/1/15        $  8,750,873
12,070,000      ON Semiconductor Corp., 2.625%, 12/15/26             11,798,425
2,155,000       SunPower Corp., 1.25%, 2/15/27                        1,909,862
5,975,000       SunPower Corp., 4.5%, 3/15/15                         4,748,333
12,184,000      SunPower Corp., 4.75%, 4/15/14                        9,914,730
                                                                   $ 37,122,223
                Total Semiconductors                               $ 37,122,223
                Telecommunication Services - 0.5 %
                Integrated Telecommunication Services - 0.5 %
5,775,000       MasTec, Inc., 4.25%, 121514                        $  5,645,063
8,963,000       MasTec, Inc., 4.0%, 6/15/14                           8,638,091
                                                                   $ 14,283,154
                Total Telecommunication Services                   $ 14,283,154
                Utilities - 0.2 %
                Multi-Utilities - 0.2 %
4,610,000       CMS Energy Corp., 5.5%, 6/15/29                    $  5,647,250
                Total Utilities                                    $  5,647,250
                TOTAL CONVERTIBLE CORPORATE BONDS
                (Cost  $465,283,436)                               $526,396,064
                PREFERRED STOCKS - 4.9 %
                Energy - 0.2 %
                Oil & Gas Exploration & Production - 0.2 %
33,000          Petroquest Energy, Inc., 6.875%, 12/31/49          $  1,179,750
43,950          SandRidge Energy, Inc., 8.5%, 12/31/99                4,224,914
                                                                   $  5,404,664
                Total Energy                                       $  5,404,664
                Capital Goods - 0.3 %
                Electrical Component & Equipment - 0.3 %
68,400          General Cable Corp., 5.75%, 11/24/13               $  9,114,300
                Total Capital Goods                                $  9,114,300
                Health Care Equipment & Services - 0.6 %
                Health Care Supplies - 0.6 %
80,587          Alere, Inc., 3.0%, 12/31/49 *                      $ 16,641,216
                Total Health Care Equipment & Services             $ 16,641,216
                Banks - 0.6 %
                Thrifts & Mortgage Finance - 0.6 %
455,732         Sovereign Capital Trust IV, 4.375%, 3/1/34         $ 14,868,257
                Total Banks                                        $ 14,868,257
                Diversified Financials - 0.6 %
                Diversified Finance Services - 0.5 %
250,000         2009 Dole Food Automatic Common Exchange Security T$  2,735,000
13,840          Bank of America Corp., 7.25%, 12/31/49 (b)           12,732,800
                                                                   $ 15,467,800
                Total Diversified Financials                       $ 15,467,800
                Real Estate - 1.7 %
                Real Estate Operating Companies - 1.7 %
899,012         Forest City Enterprises, Inc., 7.0%, 12/31/49 *    $ 45,568,669
                Total Real Estate                                  $ 45,568,669
                Utilities - 0.9 %
                Multi-Utilities - 0.9 %
262,400         CMS Energy Corp. 4.5%, 12/31/49                    $ 23,435,600
                Total Utilities                                    $ 23,435,600
                TOTAL PREFERRED STOCKS
                (Cost  $126,260,498)                               $130,500,506
                COMMON STOCKS - 15.7 %
                Energy - 0.8 %
                Integrated Oil & Gas - 0.3 %
185,100         Marathon Oil Corp.                                 $  6,191,595
99,500          QEP Resources, Inc. *                                 3,424,790
                                                                   $  9,616,385
                Oil & Gas Drilling - 0.3 %
2,437,937       Hercules Offshore, Inc. *                          $  6,192,360
63,739          Transocean, Ltd. *                                    2,945,379
                                                                   $  9,137,739
                Oil & Gas Exploration & Production - 0.1 %
543,713         SandRidge Energy, Inc. *                           $  3,207,907
                Total Energy                                       $ 21,962,031
                Materials - 3.6 %
                Commodity Chemicals - 1.1 %
2,025,187       Georgia Gulf Corp.* (b)                            $ 31,086,620
                Construction Materials - 0.2 %
146,894         Texas Industries, Inc. (b)                         $  4,876,881
                Diversified Chemical - 1.1 %
420,080         Lyondellbasell Industries Class B *                $  7,561,440
109,042         FMC Corp.                                             6,814,035
893,059         LyondellBasell Industries NV * (b)                   16,075,062
                                                                   $ 30,450,537
                Diversified Metals & Mining - 1.2 %
379,692         Freeport-McMoRan Copper & Gold, Inc. Class B       $ 27,163,166
2,600,200       Polymet Mining Corp. *                                3,978,306
                                                                   $ 31,141,472
                Steel - 0.0 %
27,853          KNIA Holdings, Inc. *                              $    216,140
                Total Materials                                    $ 97,771,650
                Capital Goods - 3.7 %
                Aerospace & Defense - 1.7 %
550,357         BE Aerospace, Inc. * (b)                           $ 16,180,496
266,203         DigitalGlobe, Inc. *                                  7,256,694
218,813         Geoeye, Inc. * (b)                                    7,553,425
201,875         ITT Corp.                                             9,512,350
365,300         Orbital Sciences Corp. *                              5,347,992
                                                                   $ 45,850,957
                Building Products - 0.2 %
176,212         Lennox International, Inc. (b)                     $  7,695,178
                Construction & Farm Machinery & Heavy Trucks - 0.2 %
519,502         Commercial Vehicle Group, Inc. * (b)               $  5,844,398
                Electrical Component & Equipment - 0.7 %
239,055         Cooper Industries Plc                              $ 10,793,333
321,400         General Cable Corp. * (b)                             8,529,956
                                                                   $ 19,323,289
                Industrial Machinery - 0.8 %
318,480         ESCO Technologies, Inc. (b)                        $  9,493,889
447,965         Kennametal, Inc.                                     12,269,761
                                                                   $ 21,763,650
                Total Capital Goods                                $100,477,472
                Automobiles & Components - 0.9 %
                Auto Parts & Equipment - 0.9 %
293,671         Lear Corp. *                                       $ 22,956,262
                Total Automobiles & Components                     $ 22,956,262
                Consumer Services - 1.3 %
                Casinos & Gaming - 0.6 %
386,787         International Game Technology                      $  5,894,634
591,500         Scientific Games Corp. * (b)                          6,263,985
150,006         WMS Industries, Inc.*                                 5,776,731
                                                                   $ 17,935,350
                Restaurants - 0.3 %
314,243         Starbucks Corp. (b)                                $  7,808,939
                Specialized Consumer Services - 0.3 %
1,091,689       Service Corp. International                        $  9,301,190
                Total Consumer Services                            $ 35,045,479
                Retailing - 0.3 %
                Automotive Retail - 0.1 %
210,574         Sonic Automotive, Inc. * (b)                       $  2,082,577
                Department Stores - 0.1 %
193,200         J.C. Penney Co., Inc. (b)                          $  4,758,516
                Total Retailing                                    $  6,841,093
                Food, Beverage & Tobacco - 0.2 %
                Tobacco - 0.1 %
1,334,100       Alliance One International, Inc. * (b)             $  5,029,557
                Total Food, Beverage & Tobacco                     $  5,029,557
                Health Care Equipment & Services - 0.8 %
                Health Care Supplies - 0.1 %
70,500          Alere, Inc. * (b)                                  $  1,983,165
                Managed Health Care - 0.6 %
226,532         Aetna, Inc.                                        $  6,308,916
204,500         CIGNA Corp.                                           6,290,420
197,800         United Healthcare Group, Inc.                         6,023,010
                                                                   $ 18,622,346
                Total Health Care Equipment & Services             $ 20,605,511
                Pharmaceuticals & Biotechnology - 1.4 %
                Life Sciences Tools & Services - 1.4 %
151,856         Bio-Rad Laboratories, Inc. *                       $ 13,484,813
302,262         Thermo Fisher Scientific, Inc. *                     13,559,473
156,992         Waters Corp. * (b)                                   10,072,607
                                                                   $ 37,116,893
                Total Pharmaceuticals & Biotechnology              $ 37,116,893
                Diversified Financials - 0.2 %
                Asset Management & Custody Banks - 0.2 %
150,017         Legg Mason, Inc. (b)                               $  4,333,991
                Total Diversified Financials                       $  4,333,991
                Real Estate - 0.3 %
                Mortgage Real Estate Investment Trusts - 0.3 %
452,359         Annaly Capital Management, Inc. (b)                $  7,871,047
                Total Real Estate                                  $  7,871,047
                Technology Hardware & Equipment - 1.1 %
                Communications Equipment - 0.3 %
137,338         CommScope, Inc. *                                  $  2,793,455
108,400         Research In Motion *                                  6,236,252
                                                                   $  9,029,707
                Electronic Equipment & Instruments - 0.4 %
181,118         Itron, Inc. *                                      $ 11,785,348
                Electronic Manufacturing Services - 0.3 %
290,100         Tyco Electronics, Ltd.                             $  7,832,700
                Total Technology Hardware & Equipment              $ 28,647,755
                Telecommunication Services - 0.4 %
                Integrated Telecommunication Services - 0.4 %
872,200         Windstream Corp.                                   $  9,943,080
                Total Telecommunication Services                   $  9,943,080
                Utilities - 0.9 %
                Gas Utilities - 0.0 %
99,500          Questar Corp.                                      $  1,636,775
                Independent Power Producer & Energy Traders - 0.4 %
497,400         NRG Energy, Inc. * (b)                             $ 11,281,030
                Multi-Utilities - 0.4 %
147,500         Public Service Enterprise Group, Inc.              $  4,852,750
136,311         Sempra Energy                                         6,781,472
                                                                   $ 11,634,222
                Total Utilities                                    $ 24,552,027
                TOTAL COMMON STOCKS
                (Cost  $395,999,881)                               $423,153,848
                ASSET BACKED SECURITIES - 0.1 %
                Banks - 0.1 %
                Thrifts & Mortgage Finance - 0.1 %
2,510,000       Bear Stearns Asset Backed Securities, Inc.         $    985,715
1,772,390   0.00FBR Securitization Trust, Floating Rate Note, 10/25   1,089,843
                                                                   $  2,075,558
                Total Banks                                        $  2,075,558
                TOTAL ASSET BACKED SECURITIES
                (Cost  $2,386,290)                                 $  2,075,558
                COLLATERALIZED MORTGAGE OBLIGATION - 0.1 %
                Telecommunication Services - 0.1 %
                Integrated Telecom Services - 0.1 %
1,585,000       Global Tower Partners Acquisition, 7.87%, 5/15/37  $  1,592,786
                Total Telecommunication Services                   $  1,592,786
                TOTAL COLLATERALIZED MORTGAGE OBLIGATION
                (Cost  $1,202,553)                                 $  1,592,786
                CORPORATE BONDS - 51.7 %
                Energy - 9.5 %
                Coal & Consumable Fuels - 0.5 %
7,695,000       Massey Energy Co., 6.875%, 12/15/13                $  7,666,144
3,127,000       Murray Energy Co., 10.25%, 10/15/15                   3,236,445
2,000,000       Penn Virginia Resource Partners Co., 8.25%, 4/15/18   2,030,000
                                                                   $ 12,932,589
                Oil & Gas Drilling - 0.6 %
15,825,000      Vantage Drilling Co., 11.5%, 8/1/15                $ 15,745,875
                Oil & Gas Equipment & Services - 0.6 %
4,045,000       Complete Production Service, 8.0%, 12/15/16        $  4,095,563
13,565,000      Expro Finance Luxembourg SCA, 8.5%, 12/15/16         13,242,831
                                                                   $ 17,338,394
                Oil & Gas Exploration & Production - 3.6 %
1,795,000       Bill Barrett Corp., 9.875%, 7/15/16                $  1,961,038
3,845,000       Denbury Resources, Inc., 9.75%, 3/1/16                4,234,306
15,705,000      Hilcorp Energy Co., 7.75%,11/1/15 (144A)             16,019,100
6,005,000       Linn Energy LLC, 11.75%, 5/15/17 (144A)               6,935,775
7,150,000       Linn Energy LLC, 8.625%, 4/15/20 (144A)               7,596,875
2,660,000       Petrohawk Energy Corp., 10.5%, 8/1/14                 2,965,900
3,830,000       Plains Exploration & Production Co., 10.0%, 3/1/16    4,213,000
3,815,000       Quicksilver Resources, Inc., 7.125%, 4/1/16           3,738,700
13,550,000      Quicksilver Resources, Inn., 8.25%, 8/1/15           14,058,125
22,850,000      SandRidge Energy, Inc., 8.0%, 6/1/18                 22,850,000
4,970,000       SandRidge Energy, Inc., 8.625, 4/1/15                 5,007,275
7,250,000       Swift Energy Co., 8.875%, 1/15/20                     7,395,000
                                                                   $ 96,975,094
                Oil & Gas Refining & Marketing - 3.9 %
24,102,000      Holly Energy Partners LP, 6.25%, 3/1/15            $ 23,378,940
2,100,000       Holly Energy Partners LP, 6.25%, 3/1/15 (144A)        2,142,000
5,175,000       Tesoro Corp., 6.5%, 6/1/17 (b)                        4,993,875
77,195,000      Tesoro Corp., 6.625%, 11/1/15                        76,037,075
                                                                   $106,551,890
                Oil & Gas Storage & Transportation - 0.2 %
7,515,000       Southern Union Co., 7.2%, 11/1/66                  $  6,669,563
                Total Energy                                       $256,213,405
                Materials - 6.8 %
                Aluminum - 1.4 %
3,535,000       CII Carbon LLC, 11.125%, 11/15/15                  $  3,623,375
13,607,120      Noranda Aluminum Acquisition,
            6.83Floating Rate Note, 5/15/15                          10,783,643
22,882,000      Novelis, Inc., 7.25%, 2/15/15                        23,396,845
                                                                   $ 37,803,863
                Commodity Chemicals - 0.5 %
14,240,000      Hexion US Finance Corp., 8.875%, 2/1/18 (144A)     $ 13,723,800
                Construction Materials - 0.5 %
3,808,000       Texas Industries, Inc., 7.25%, 7/15/13             $  3,874,640
10,830,000      Texas Industries, Inc., 9.25%, 8/15/20               10,884,150
                                                                   $ 14,758,790
                Diversified Chemical - 0.6 %
7,410,000       Ineos Finance Plc, 9.0%, 5/15/15 (144A) (b)        $  7,558,200
10,058,000      Ineos Group Holdings Plc, 8.50%, 2/15/16 (144A) (b)   8,322,995
                                                                   $ 15,881,195
                Diversified Metals & Mining - 0.1 %
4,128,459       Blaze Recycling & Metals 13.0%, 7/16/12            $  3,380,176
                Metal & Glass Containers - 1.0 %
3,375,000       AEP Industries, Inc., 7.875%, 3/15/13              $  3,341,250
2,290,000       BWAY Holding Co., 10.0%, 6/15/18 (144A)               2,427,400
22,840,000      Crown Cork and Seal Co., Inc., 7.375%, 12/15/26      21,640,900
                                                                   $ 27,409,550
                Paper Packaging - 0.3 %
7,139,000       Graham Packaging Co., 9.875%, 10/15/14             $  7,406,713
                Paper Products - 0.0 %
325,000         Appleton Papers, Inc., 10.5%, 6/15/15 (144A)       $    321,750
                Specialty Chemicals - 1.8 %
54,035,000      Nova Chemicals Corp., 7.875%, 9/15/25              $ 48,091,150
                Steel - 0.6 %
16,805,000      Algoma Acquisition Corp., 9.875%, 6/15/15 (144A) (b$ 14,830,413
                Total Materials                                    $183,607,400
                Capital Goods - 7.6 %
                Aerospace & Defense - 1.8 %
9,205,000       BE Aerospace, Inc., 8.5%, 7/1/18                   $ 10,010,438
18,628,000      DynCorp International, 10.375%, 07/01/17             19,256,695
3,335,000       Esterline Technologies Corp., 7.0%, 8/1/20 (144A)     3,393,363
15,445,000      GeoEye, Inc., 9.625%, 10/1/15                        16,217,250
                                                                   $ 48,877,746
                Building Products - 0.1 %
1,800,000       USG Corp., 9.75%, 8/1/14 (144A)                    $  1,881,000
                Construction & Engineering - 0.1 %
2,550,000       Esco Corp., 8.625%, 12/15/13 (144A)                $  2,530,875
525,000     6.65Esco Corp., Floating Rate Note, 12/15/13 (144A)         481,031
                                                                   $  3,011,906
                Construction, Farm Machinery & Heavy Trucks - 1.5 %
1,240,000       Accuride Corp., 9.5%, 8/1/18                       $  1,264,800
4,790,000       American Railcar, 7.50%, 3/1/14                       4,694,200
16,400,000      Case New Holland, Inc., 7.875%, 12/1/17 (144A)       17,179,000
15,775,000      Greenbrier Co., Inc., 8.375%, 5/15/15                15,183,438
1,102,000       Titan Wheel International, Inc., 8.0%, 1/15/12        1,146,080
                                                                   $ 39,467,518
                Electrical Component & Equipment - 2.1 %
32,313,000      Anixter International Corp., 5.95%, 3/1/15         $ 31,424,393
12,925,000      Baldor Electric, 8.625%, 2/15/17 (b)                 13,700,500
3,100,000       Coleman Cable, Inc., 9%, 2/15/18 (b)                  3,131,000
9,336,000       General Cable Corp., 7.125%, 4/1/17 (b)               9,406,020
                                                                   $ 57,661,913
                Industrial Conglomerates - 0.3 %
7,495,000       Reynolds Group Issuer, Inc., 8.5%, 5/15/18 (144A)  $  7,701,113
                Industrial Machinery - 0.6 %
18,776,000      Mueller Water Products, 7.375%, 6/1/17             $ 17,109,630
                Trading Companies & Distributors - 1.0 %
28,501,000      Wesco Distribution, Inc., 7.50%, 10/15/17          $ 28,501,000
                Total Capital Goods                                $204,211,826
                Commercial Services & Supplies - 0.4 %
                Contact Call Center  - 0.4 %
14,000,000      Sitel LLC/Sitel Finance Corp., 11.5%, 4/1/18       $ 11,900,000
                Environmental & Facilities Services - 0.2 %
4,475,000       Waste Services, Inc. 9.5%,4/15/14                  $  4,637,220
                Total Commercial Services & Supplies               $ 16,537,220
                Transportation - 1.1 %
                Air Freight & Couriers - 0.4 %
8,900,000       CEVA Group Plc, 11.5%, 4/1/18 (144A)               $  9,300,500
3,205,000       CEVA Group Plc, 11.625%, 10/1/16 (b)                  3,421,338
                                                                   $ 12,721,838
                Airlines - 0.5 %
8,035,000       Delta Air Lines, Inc., 11.75%, 3/15/15             $  8,808,369
3,755,000       Delta Air Lines, Inc., 9.5%, 9/15/14 (b)              4,064,788
                                                                   $ 12,873,157
                Logistics - 0.2 %
4,640,000       Syncreon Global Ireland, Ltd., 9.5%, 5/1/18        $  4,547,200
                Total Transportation                               $ 30,142,195
                Automobiles & Components - 0.9 %
                Auto Parts & Equipment - 0.7 %
9,980,000       Allison Transmission, Inc., 11.0%, 11/1/15 (144A) ($ 10,728,500
7,411,700       Allison Transmission, Inc., 11.25%, 11/1/15 (144A)    7,967,578
                                                                   $ 18,696,078
                Tires & Rubber - 0.2 %
3,760,000       Goodyear Tire & Rubber Co., 10.5%, 5/15/16 (b)     $  4,211,200
                Total Automobiles & Components                     $ 22,907,278
                Consumer Durables & Apparel - 1.2 %
                Homebuilding - 0.6 %
11,745,000      Beazer Homes USA, Inc., 9.125%, 6/15/18            $ 10,687,950
4,875,000       Meritage Homes Corp., 6.25%, 3/15/15                  4,643,438
                                                                   $ 15,331,388
                Housewares & Specialties - 0.6 %
16,900,000      Yankee Acquisition Corp., 9.75%, 2/15/17 (b)       $ 17,576,000
                Total Consumer Durables & Apparel                  $ 32,907,388
                Consumer Services - 1.0 %
                Casinos & Gaming - 1.0 %
33,735,000      Mashantucket Pequot Tribe, 8.5%, 11/15/15 (144A) (e$  5,734,950
5,648,000       Pinnacle Entertainment, Inc., 8.75%, 5/15/20          5,520,920
2,970,000       Scientific Games Corp., 7.875%, 6/15/16               3,007,125
11,065,000      Scientific Games International, Inc., 9.25%, 6/15/1  11,728,900
                                                                   $ 25,991,895
                Leisure Facilities - 0.0 %
2,100,000       Cedar Fair LP/Canada, 9.125%, 8/01/18              $  2,136,750
                Total Consumer Services                            $ 28,128,645
                Media - 4.2 %
                Advertising - 0.9 %
14,185,000      Interpublic Group of Cos., 10.0%, 7/15/17          $ 16,454,600
                Broadcasting - 2.8 %
3,095,000       Entravision Communications Corp., 8.75%, 8/1/17    $  3,125,950
11,575,000      Hughes Network Systems LLC, 9.5%, 4/15/14            12,038,000
10,719,117      Intelsat Bermuda, Ltd., 11.5%, 2/4/17                11,362,264
10,850,000      Intelsat Subsidiary Holding Co., 8.5%, 1/15/13       11,012,750
4,750,000       Telesat Canada / Telesat LLC, 11.0%, 11/1/15          5,438,750
8,990,000       Telesat Canada / Telesat LLC, 12.5%, 11/1/17         10,473,350
25,867,344      Univision Communications, Inc., 9.75%, 3/15/15 PIK   23,377,612
                                                                   $ 76,828,676
                Publishing - 0.3 %
7,230,000       Interactive Data Corp., 10.25%, 8/01/18            $  7,446,900
                Total Media                                        $100,730,176
                Retailing - 0.7 %
                Apparel Retail - 0.0 %
40,000          Brown Shoe Company, Inc., 8.75%, 5/1/12            $     40,600
                Automotive Retail - 0.2 %
4,530,000       Sonic Automotive, Inc., 9.0%, 3/15/18 (b)          $  4,654,575
                Internet Retail - 0.5 %
14,040,000      Ticketmaster, 10.75%,  8/1/16                      $ 14,882,400
                Total Retailing                                    $ 19,577,575
                Food & Drug Retailing - 0.4 %
                Food Distributors - 0.4 %
12,139,000      C&S Group Enterprise LLC, 8.375%, 5/1/17 (144A)    $ 11,532,050
                Total Food & Drug Retailing                        $ 11,532,050
                Food Beverage & Tobacco - 1.0 %
                Tobacco - 1.0 %
26,500,000      Alliance One International, Inc., 10.0%, 7/15/16   $ 27,394,375
                Total Food Beverage & Tobacco                      $ 27,394,375
                Household & Personal Products - 0.4 %
                Personal Products - 0.4 %
10,920,000      Revlon Consumer Products Corp., 9.75%, 11/15/15    $ 11,356,800
                Total Household & Personal Products                $ 11,356,800
                Health Care Equipment & Services - 2.3 %
                Health Care Equipment - 0.2 %
5,090,000       Accellent, Inc., 10.5%, 12/1/13                    $  5,128,175
                Health Care Facilities - 0.2 %
2,325,000       Capella Healthcare Inc., 9.25%,  /7/1/17           $  2,429,625
2,205,000       HCA, Inc., 9.875%, 2/15/17 (b)                        2,442,038
                                                                   $  4,871,663
                Health Care Services - 1.0 %
2,530,000       BioScrip, Inc., 10.25%, 10/1/15                    $  2,567,950
8,295,000       Surgical Care Affiliates LLC, 10%, 7/15/17 (144A)     8,315,738
16,659,171      Surgical Care Affiliates LLC, 8.875%, 7/15/15 (144A  16,617,523
                                                                   $ 27,501,211
                Health Care Supplies - 0.9 %
4,950,000       Bausch & Lomb, Inc., 9.875%, 11/1/15                  5,222,250
17,150,000      Biomet Inc., 10.375%, 10/15/17                       18,993,625
                                                                   $ 24,215,875
                Total Health Care Equipment & Services             $ 61,716,924
                Pharmaceuticals & Biotechnology - 0.9 %
                Biotechnology - 0.4 %
10,559,000      Lantheus Medical Imaging, Inc., 9.75%, 5/15/17 (144$ 10,770,180
                Life Sciences Tools & Services - 0.8 %
6,924,000       Alere, Inc., 9.0%, 5/15/16                         $  7,027,860
8,975,625       Catalent Pharma Solution, 9.5%, 4/15/17 (144A)     $  8,953,186
5,836,000       PharmaNet Development Group, Inc., 10.875%, 4/15/17   5,806,820
                                                                   $ 21,787,866
                Total Pharmaceuticals & Biotechnology              $ 32,558,046
                Diversified Financials - 0.9 %
                Specialized Finance - 0.9 %
15,760,000      National Money Mart Co., 10.375%, 12/15/16         $ 16,508,600
3,850,000       NCO Group, Inc., 11.875%, 11/15/14                    3,657,500
5,070,000   7.68NCO Group, Inc., Floating Rate Note, 11/15/13         4,360,200
                                                                   $ 24,526,300
                Total Diversified Financials                       $ 24,526,300
                Insurance - 2.7 %
                Insurance Brokers - 1.2 %
19,710,000      Alliant Holdings, Inc., 11.0%, 5/1/15 (144A)       $ 20,202,750
4,950,000       Hub International Holdings, 10.25%, 6/15/15 (144A)    4,665,375
1,142,000       Leucadia National Corp., 7.125%, 3/15/17 (144A)       1,136,290
6,063,000   6.68USI Holdings Corp., Floating Rate Note, 11/15/14      5,092,920
                                                                   $ 31,097,335
                Multi-Line Insurance - 0.8 %
18,792,00  10.75Liberty Mutual Group, Floating Rate Note, 6/15/58 ($ 20,577,240
                Reinsurance - 0.7 %
2,500,000   7.19Blue Finance, Ltd., Floating Rate Note, 4/10/12    $  2,372,500
2,000,000   8.92Caelus Re, Ltd., Floating Rate Note, 6/7/11           1,956,600
2,700,000       Caelus Re II, Ltd., Floating Rate Note, 5/24/13       2,641,950
3,850,000       Foundation Re III, Ltd., CAT Bond Floating Rate Not   3,700,620
1,675,000  12.03Globecat, Ltd., CAT Bond Floating Rate Note, 1/2/13   1,501,470
625,000     8.78Globecat, Ltd., CAT Bond Floating Rate Note, 1/2/13     634,313
2,265,000       Ibis Re, Ltd., 11.2775%, 5/10/12                      2,378,250
750,000     7.20Muteki, Ltd., CAT Bond, Floating Rate Note, 5/24/11     748,125
790,000     7.45Newton Re, Ltd., CAT Bond Floating Rate Note, 12/24     789,842
1,150,000   9.75Newton Re, Ltd., CAT Bond Floating Rate Note, 12/24   1,078,010
                                                                   $ 17,801,680
                Total Insurance                                    $ 69,476,255
                Real Estate - 2.6 %
                Real Estate Operating Companies - 2.6 %
83,340,000      Forest City Enterprises, Inc., 6.50%, 2/1/17       $ 70,109,775
1,140,000       Forest City Enterprises, Inc., 7.625%, 6/1/15         1,038,825
                                                                   $ 71,148,600
                Total Real Estate                                  $ 71,148,600
                Software & Services - 1.2 %
                Application Software - 0.4 %
8,982,000       Nuance Communications, Inc., 2.75%, 8/15/27        $  9,880,200
3,655,000       Vangent, Inc., 9.625%, 2/15/15                        3,490,525
                                                                   $ 13,370,725
                Data Processing & Outsourced Services - 0.7 %
21,980,000      First Data Corp., 9.875%, 9/24/15 (b)              $ 17,693,900
                Internet Software & Services - 0.0 %
222,000         Terremark Worldwide, Inc., 12.0%, 6/15/17          $    253,080
                Total Software & Services                          $ 31,317,705
                Semiconductors - 0.3%
                Semiconductor Equipment - 0.3 %
8,570,000       Aeroflex, Inc., 11.75%, 2/15/15                    $  9,180,613
                Semiconductors - 0.0 %
2,060,000       Advanced Micro Devices, Inc., 7.75%, 8/1/20 (144A) $  2,080,600
                Total Semiconductors                               $ 11,261,213
                Telecommunication Services - 3.7 %
                Alternative Carriers - 1.3 %
15,051,000      Global Crossing, Ltd., 12.0%, 9/15/15                16,706,610
2,475,000       Global Crossing UK Finance Plc, 10.75%, 12/15/14      2,567,565
12,775,000      PAETEC Holding Corp., 8.875%, 6/30/17 (144A)       $ 13,206,156
4,500,000       PAETEC Holding Corp., 9.5%, 7/15/15                   4,500,000
                                                                   $ 36,980,331
                Integrated Telecommunication Services - 1.8 %
1,590,000       Cincinnati Bell, Inc., 7.0%, 2/15/15               $  1,550,250
5,640,000       Cincinnati Bell, Inc., 8.25%, 10/15/17                5,583,600
5,495,000       GCI, Inc., 8.625%, 11/15/19                           5,687,325
4,505,000       Mastec, Inc., 7.625%, 2/1/17                          4,392,375
7,050,000       New Communications Holdings, Inc., 8.5%, 4/15/20      7,525,875
12,150,000      New Communications Holdings, Inc., 8.75%, 4/15/22    13,030,875
9,445,000       Windstream Corp., 8.125%, 9/1/18                      9,574,869
                                                                   $ 47,345,169
                Wireless Telecommunication Services - 0.6 %
12,700,000      Cricket Communications, Inc., 9.375%, 11/1/14 (b)  $ 13,128,625
3,240,000       Metropcs Wireless, Inc., 9.25%, 11/1/14               3,385,800
                                                                   $ 16,514,425
                Total Telecommunication Services                   $100,839,925
                Utilities - 1.5 %
                Electric Utilities - 0.5 %
2,320,000       Public Service of New Mexico, 9.25%, 5/15/15       $  2,473,700
19,814,000      TXU Energy Co., 10.25%, 11/1/15 (b)                  13,275,380
                                                                   $ 15,749,080
                Independent Power Producer & Energy Traders - 1.0 %
8,310,000       Calpine Corp., 7.875%, 7/31/20                     $  8,393,100
13,010,000      Intergen NV, 9.00%, 6/30/17                          13,562,925
3,940,000       NRG Energy, Inc., 7.375%, 1/15/17                     3,989,250
                                                                   $ 25,945,275
                Total Utilities                                    $ 41,694,355
                TOTAL CORPORATE BONDS
              (Cost  $1,374,424,460)                             $1,389,785,656

                MUNICIPAL BOND - 0.0 %
                Commercial Services & Supplies - 0.0 %
                Environmental & Facilities Services - 0.0 %
10,000,00   7.53Ohio Air Quality Development, Floating Rate Note, 6$  1,047,000
                TOTAL MUNICIPAL BOND
                (Cost  $10,000,000)                                $  1,047,000

                SENIOR FLOATING RATE LOAN INTERESTS - 6.7 % **
                Energy - 0.3 %
                Oil & Gas Equipment And Services - 0.2 %
872,813     5.50Aquilex Holdings LLC, Term Loan, 3/11/16           $    870,267
5,282,761   8.50Hudson Products Holdings, Inc., Term Loan, 8/24/15    4,860,140
                                                                   $  5,730,407
                Oil & Gas Exploration & Production - 0.1 %
3,468,948   4.38Venoco, Inc., Second Lien Loan, 5/7/14             $  3,144,456
                Total Energy                                       $  8,874,863
                Materials - 0.2 %
                Diversified Chemical - 0.2 %
2,475,000   7.50Ineos U.S. Finance Corp., Term B2 Facility Loan, 12$  2,439,938
2,475,000   8.00Ineos U.S. Finance Corp., Term C2 Facility Loan, 12   2,439,938
                                                                   $  4,879,876
                Steel - 0.1 %
1,663,590  10.50Niagara Corp., Term Loan (New), 6/29/14            $  1,530,503
                Total Materials                                    $  6,410,379
                Capital Goods - 0.3 %
                Aerospace & Defense - 0.2 %
2,362,178   4.23DAE Aviation Holdings, Tranche B1 Term Loan, 7/31/1$  2,143,677
793,566     3.79Hunter Defense Technology, Term Loan, 8/22/14           743,968
2,293,253   4.23Standard Aero, Ltd., Tranche B2 Term Loan, 7/31/14    2,081,127
770,961     5.50Tasc, Inc., Tranche A Term Loan, 12/18/14               773,210
646,750     5.75Tasc, Inc., Tranche B Term Loan, 12/18/15               649,040
                                                                   $  6,391,022
                Construction & Engineering - 0.0 %
960,000     6.25Goodman Global Holdings, Inc., Term Loan, 2/13/14  $    964,200
                Electrical Component & Equipment - 0.0 %
1,187,025   5.76Scotsman Industries, Inc., Term Loan, 4/30/16      $  1,184,057
                Total Capital Goods                                $  8,539,279
                Commercial Services & Supplies - 0.0 %
                Environmental & Facilities Services - 0.0 %
706,450     6.00Advanced Disposal Services, Inc., Term B Loan,  12/$    709,099
                Total Commercial Services & Supplies               $    709,099
                Transportation - 0.2 %
                Logistics - 0.1 %
1,139,910   3.53Ceva Group Plc, Additional Pre Funded Term Loan, 11$  1,002,171
2,784,300   3.32Ceva Group PLC, EGL Term Loan, 11/4/13                2,464,106
1,629,028   3.32Ceva Group Plc, U.S. Term Loan, 11/4/13               1,441,690
                                                                   $  4,907,967
                Total Transportation                               $  4,907,967
                Automobiles & Components - 0.5 %
                Auto Parts & Equipment - 0.2 %
2,365,203   3.10Allison Transmission, Inc., Term Loan, 8/7/14      $  2,214,776
286,427     2.29Federal Mogul Corp., Tranche C Term Loan, 12/28/15      256,409
561,398     2.29Federal Mogul Corp., Tranche B Term Loan, 12/29/14      502,552
1,950,313  10.50HHI Holdings LLC, Term Loan, 3/11/15                  1,964,952
                                                                   $  4,938,689
                Tires & Rubber - 0.3 %
7,817,000   2.24Goodyear Tire & Rubber Co., Second Term Loan, 4/30/$  7,271,029
                Total Automobiles & Components                     $ 12,209,718
                Consumer Durables & Apparel - 0.0 %
                Apparel, Accessories & Luxury Goods - 0.0 %
733,389     4.75Phillips-Van Heusen Corp., U.S. Tranche B Term Loan$    737,789
                Total Consumer Durables & Apparel                  $    737,789
                Consumer Services - 0.5 %
                Casinos & Gaming - 0.4 %
1,794,159   3.05Gateway Casinos & Entertainment, Delayed Draw Term $  1,744,820
8,858,099   3.05Gateway Casinos & Entertainment, Term Advance Loan,   8,614,501
8,980,000   6.03Gateway Casinos & Entertainment, 2nd Lien Advance L   1,687,490
                                                                   $ 12,046,811
                Education Services - 0.0 %
957,538     3.03Cengage Learning Acquisitions, Inc., Term Loan, 7/4$    849,489
                Total Consumer Services                            $ 12,896,300
                Media - 0.9 %
                Cable & Satellite - 0.3 %
1,695,739   3.79Charter Communications Operations Co., Term C Loan,$  1,620,945
4,950,000   4.50Mediacom Broadband LLC, Tranche F Term Loan, 10/20/   4,750,763
3,000,000   2.86WideOpenWest LLC, Term Loan (First Lien), 6/30/14     2,771,250
                                                                   $  9,142,958
                Movies & Entertainment - 0.1 %
3,540,414   5.25Christie/AIX, Inc., Term Loan, 3/31/16             $  3,518,287
                Publishing - 0.5 %
12,300,000      Interactive Data Corp., 3/5/11                     $ 12,300,000
                Total Media                                        $ 24,961,245
                Household & Personal Products - 0.2 %
                Household Products - 0.1 %
2,335,313   6.25Reynolds Group Holdings, Inc., Term Loan, 11/5/15  $  2,333,561
1,600,000   5.75Reynolds Group Holdings, Inc., Incremental U.S.
                Term Loan, 5/16/16                                    1,595,000
                                                                   $  3,928,561
                Personal Products - 0.0 %
2,024,925   6.00Revlon Consumer Products Corp., Term Loan, 8/15/15 $  1,990,754
                Total Household & Personal Products                $  5,919,315
                Health Care Equipment & Services - 0.8 %
                Health Care Facilities - 0.1 %
3,880,275   6.50Ardent Health Services LLC, Term Loan, 7/19/15     $  3,785,695
                Health Care Services - 0.3 %
6,693,225   7.25Prime Healthcare Services, Inc., Term B Loan, 4/28/$  6,425,496
1,361,888   6.00RehabCare Group, Inc., Term B Loan, 11/1/15           1,353,580
1,044,750   7.00Rural/Metro Operating Co. LLC, Term Loan, 12/7/14     1,046,056
                                                                   $  8,825,132
                Health Care Supplies - 0.3 %
9,200,000   4.60IM U.S. Holding LLC, Term Loan, 6/26/15            $  8,921,125
                Total Health Care Equipment & Services             $ 21,531,952
                Pharmaceuticals & Biotechnology - 0.5 %
                Biotechnology - 0.4 %
193,406     6.50Harvard Drug Group, Delayed Draw Term Loan, 4/8/16 $    185,670
1,406,593   6.50Harvard Drug Group, Term Loan, 4/8/16                 1,350,330
4,357,887   5.50Warner Chilcott Corp., Term A Loan, 10/30/14          4,359,521
1,936,399   5.75Warner Chilcott Corp., Term B-3 Loan, 4/30/15         1,938,941
2,053,381   5.75Warner Chilcott Corp., Term B-1 Loan, 4/30/15         2,055,023
3,419,252   5.75Warner Chilcott Corp., Term B-2 Loan, 4/30/15         3,421,972
                                                                   $ 13,311,457
                Total Pharmaceuticals & Biotechnology              $ 13,311,457
                Insurance - 1.2 %
                Insurance Brokers - 1.2 %
5,164,560   3.53Alliant Holdings I, Inc., Term Loan, 8/21/14       $  4,867,598
7,896,042   3.04AmWins Group, Inc., Initial Term Loan, 6/8/13         7,308,774
5,850,788   6.75HUB International Holdings, Inc., Additional Term L   5,658,200
1,610,626   3.03HUB International Holdings, Delayed Draw Term Loan,   1,471,710
7,165,366   3.03HUB International Holdings, Initial Term Loan, 6/13   6,547,353
6,323,806   3.29USI Holdings Corp., Tranche B Term Loan, 5/5/14       5,782,330
1,468,900   7.00USI Holdings Corp., Series C New Term Loan 5/5/14     1,421,161
                                                                   $ 33,057,126
                Total Insurance                                    $ 33,057,126
                Software & Services - 0.6 %
                Internet Software & Services - 0.3 %
9,450,000       SAVVIS, Inc., Term Loan, 8/4/16                    $  9,166,500
                Systems Software - 0.2 %
2,461,875   8.50Allen Systems Group, Inc., Term Loan (First Lien), $  2,460,336
960,000     5.25Dealer Computer Services, Inc., (R&R), Term Loan, 4     951,900
1,740,686   2.50Inverness Medical Innovations,
                Term Loan (Second Lien), 2/14/13                      1,653,652
1,506,225   6.75Telcordia Technologies, Inc., Term Loan, 4/9/16       1,504,338
                                                                   $  6,570,226
                Total Software & Services                          $ 15,736,726
                Telecommunication Services - 0.1 %
                Wireless Telecommunication Services - 0.1 %
2,770,000   3.53Intelsat Jackson Holdings, Ltd., Term Loan, 2/1/14 $  2,594,798
                Total Telecommunication Services                   $  2,594,798
                Utilities - 0.3 %
                Electric Utilities - 0.0 %
2,501,100   3.85Texas Competitive Electric Holdings, Inc.,
                 Delayed Draw Term Loan, 10/10/14                  $  1,936,567
                Independent Power Producer & Energy Traders - 0.2 %
3,175,342   2.28NRG Energy, Inc., Term Loan, 2/1/13                $  3,054,289
2,120,426   2.28NRG Energy, Inc., Credit Linked, 2/1/13               2,039,586
                                                                   $  5,093,875
                Total Utilities                                    $  7,030,442
                TOTAL SENIOR FLOATING RATE LOAN INTERESTS
                (Cost  $188,668,872)                               $179,428,455

                TEMPORARY CASH INVESTMENTS - 8.8 %
                Repurchase Agreements - 2.7 %
10,000,000      Bank of America, Inc., 0.21%, dated 7/30/10, repurchase price of $10,000,000 plus accrued interest on 8/2/10
                 collateralized by $10,200,086 Federal National
                 Mortgage Association, 1.0-1.75%, 4/4/12-1/21/14   $ 10,000,000

16,000,000      Barclays Plc, 0.20%, dated 7/30/10, repurchase pric
                plus accrued interest on 8/2/10 collateralized by the following:
                $6,349,099 Federal National Mortgage Association,
                 4.0-6.5%, 12/1/24-8/1/47
                $3,782,892 Federal National Mortgage Association,
                2.929-5.138%, 8/1/33-2/1/38
                $4,915,250 Freddie Mac Giant, 4.5-6.5%, 12/1/35-8/1/40
                $1,272,760 Federal Home Loan Mortgage Corp., 6.017%, 16,000,000

12,000,000      BNP Paribas SA, 0.21%, dated 7/30/10, repurchase pr
                of $12,000,000 plus accrued interest on 8/2/10
                collateralized by the following:
                $7,436,226 Federal National Mortgage Association,
                1.452-6.034%, 6/1/19-8/1/42
                $4,587,848 Federal Home Loan Mortgage Corp.,
                2.416-6.858%, 6/1/24-6/1/40
                $215,926 Freddie Mac Giant, 4.0%, 1/20/40            12,000,000

11,000,000      Deutsche Bank Securities, Inc., 0.20%, dated 7/30/1
                repurchase price of $11,000,000 plus accrued interest on 8/2/10 collateralized by the following:
                $5,738,214 Freddie Mac Giant, 7.0%, 8/1/38
                $5,481,786 Federal National Mortgage Association, 7. 11,000,000

12,000,000      JPMorgan Securities, Inc., 0.20%, dated 7/30/10,
                repurchase price of $12,000,000 plus accrued interest on 8/2/10 collateralized by
                $12,240,139 Freddie Mac Giant, 4.0-8.5%, 1/1/12-5/1/ 12,000,000

11,000,000      SG Americas Securities LLC, 0.21%, dated 7/30/10,
                repurchase price of $11,000,000 plus accrued interest on 8/2/10 collateralized by the following:
                $1,933,908 Federal National Mortgage Association,
                4.5%, 3/1/40
                $6,777,051 Federal Home Loan Mortgage Corp.,
                2.836-6.115%, 5/1/35-8/1/37
                $2,509,951 Freddie Mac Giant, 3.401%, 6/1/40         11,000,000
                Total Repurchase Agreements
                (Cost $72,000,000)                                 $ 72,000,000


                Securities Lending Collateral  - 6.1 % ( c)
                Certificates of Deposit:
4,620,831       Bank of Nova Scotia, 0.47%, 9/7/10                 $ 4,620,831
4,620,831       BBVA Group NY,  0.55%, 8/16/10                       4,620,831
3,234,581       BBVA Group NY, 0.53%, 7/26/11                        3,234,581
5,082,914       CBA, 0.56%, 1/3/11                                   5,082,914
2,772,498       DNB Nor Bank ASA NY, 0.48%, 8/26/10                  2,772,498
4,620,831       Nordea NY,  0.5%, 12/10/10                           4,620,831
4,620,831       Royal Bank of Canada NY, 0.34%, 1/21/11              4,620,831
                                                                   $29,573,317
                Commercial Paper:
1,848,332       American Honda Finance, 0.37%, 4/15/11               1,848,332
2,772,498       American Honda Finance, 0.37%, 5/4/11                2,772,498
611,273         Caterpillar Financial Services Corp., 0.55%, 8/20/10   611,273
3,695,578       CHARFD, 8/23/10                                      3,695,578
923,425         CHARFD, 10/15/10                                       923,425
1,846,738       CLIPPR, 10/8/10                                      1,846,738
2,771,389       CLIPPR, 9/1/10                                       2,771,389
4,175,393       CME, 1.00% 8/6/10                                    4,175,393
1,924,056       FAIRPP, 8/16/10                                      1,924,056
2,309,441       FASCO, 9/2/10                                        2,309,441
2,124,519       FASCO, 9/9/10                                        2,124,519
4,621,615       Federal Home Loan Bank, 0.37%, 6/1/11                4,621,615
2,310,213       GE Corp., 0.54% 1/26/11                              2,310,213
461,720         General Electric Capital Corp., 0.33%, 6/6/11          461,720
500,177         General Electric Capital Corp., 0.61%, 10/21/10        500,177
503,647         General Electric Capital Corp., 0.59%, 10/6/10         503,647
1,386,355       General Electric Capital Corp., 0.64%, 8/20/10       1,386,355
3,906,527       JPMorgan Chase & Co., 0.85%, 9/24/10                 3,906,527
2,310,200       OLDLLC, 8/12/10                                      2,310,200
2,185,454       OLDLLC, 8/16/10                                      2,185,454
2,310,140       PARFIN, 8/11/10                                      2,310,140
4,620,530       RANGER, 8/9/10                                       4,620,530
2,771,400       SANTANDER, 8/23/10                                   2,771,400
6,931,084       SOCNAM, 8/3/10                                       6,931,084
923,454         SRCPP, 10/12/10                                        923,454
3,695,617       SRCPP, 8/30/10                                       3,695,617
1,385,348       STRAIT, 10/4/10                                      1,385,348
3,243,302       STRAIT, 8/23/10                                      3,243,302
2,229,975       TBLLC,  8/9/10                                       2,229,975
2,308,635       TBLLC, 10/12/10                                      2,308,635
4,620,831       Toyota Motor Credit Corp., 0.34%, 1/10/11            4,620,831
4,616,967       VARFUN, 10/25/10                                     4,616,967
2,772,643       Wachovia Corp., 0.63%, 3/22/11                       2,772,643
4,620,831       Westpac, 0.50%, 7/29/11                              4,620,831
1,848,082       WFC, 0.60%, 12/2/10                                  1,848,082
                                                                   $92,087,389

                Tri-party Repurchase Agreements:
8,174,342       Barclays Capital Markets, 0.21%, 8/2/10            $ 8,174,342
6,931,246       Deutsche Bank Securities, Inc., 0.20%, 8/2/10        6,931,246
13,862,492      RBS Securities, Inc., 0.21%, 8/2/10                 13,862,492
                                                                   $28,968,080
Shares
                Money Market Mutual Funds
6,931,246       Blackrock Liquidity Temporary Cash Fund            $ 6,931,246
6,931,246       Dreyfus Preferred Money Market Fund                  6,931,246
                                                                   $13,862,492

                Total Securities Lending Collateral
                (Cost $164,491,278)                                $164,491,278

                TOTAL TEMPORARY CASH INVESTMENTS
                (Cost  $236,491,278)                               $236,491,278

                TOTAL INVESTMENT IN SECURITIES 107.4 %
              (Cost  $2,800,717,270) (a)                         $2,890,471,151
              OTHER ASSETS AND LIABILITIES - (7.4) %             $(200,374,000)
              TOTAL NET ASSETS - 100 %                           $2,690,097,151



              * Non-income producing security.


            PIK Represents a pay in kind security.

             ** Senior floating rate loan interests in which the Portfolio invests generally pay interest rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered
                Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

         (144A) Security is exempt from registration under Rule (144A) of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2010, the value of these securities amounted to $xxx or xxx% of total net assets.

            (a) At July 31, 2010, the net unrealized loss on investments based on cost for federal income tax purposes of $2,800,717,270 was as follows:

                Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost $247,654,174

                Aggregate gross unrealized loss for all investments
              in which there is an excess of tax cost over value  (157,847,405)

                Net unrealized loss                                $89,806,769

            (b) At July 31, 2010, the following securities were out on loan:

Principal
Amount ($)      Security                                          Value
735,000         Algoma Acquisition Corp., 9.875%, 6/15/15        657,710
2,425,000       Alliance One International, Inc., 5.5%, 7/     2,466,933
6,405,000       Allison Transmission, Inc., 11.0%, 11/1/15     7,059,553
4,418,000       Baldor Electric, 8.625%, 2/15/17               4,857,728
1,000           Bank of America Corp., 7.25%, 12/31/49           920,000
646,000         Bill Barrett Corp., 5.0%, 3/15/28                662,150
1,000,000       CEVA Group Plc, 11.625%, 10/1/16               1,104,313
1,089,000       Coleman Cable, Inc., 9%, 2/15/18               1,137,188
12,573,000      Cricket Communications, Inc., 9.375%, 11/1   13,288,743
2,985,000       Delta Air Lines, Inc., 9.5%, 9/15/14           3,231,263
240,000         Dollar Financial, 2.875%, 6/30/27 (144A)         214,475
21,313,000      First Data Corp., 9.875%, 9/24/15             17,858,525
8,701,000       General Cable Corp., 7.125%, 4/1/17            8,971,183
3,000,000       Goodyear Tire & Rubber Co., 10.5%, 5/15/16     3,425,625
1,680,000       HCA, Inc., 9.875%, 2/15/17                     1,936,637
635,000         Ineos Finance Plc, 9.0%, 5/15/15 (144A)          647,700
9,940,250       Ineos Group Holdings Plc, 8.50%, 2/15/16 (     8,612,809
1,071,000       MannKind Corp., 3.75%, 12/15/13                  661,008
1,550,000       Sonic Automotive, Inc., 9.0%, 3/15/18          1,592,625
4,250,000       Tesoro Corp., 6.5%, 6/1/17                     4,146,525
19,615,000      TXU Energy Co., 10.25%, 11/1/15               13,639,094
19,005,000      Univision Communications, Inc., 9.75%, 3/1    17,870,649
4,189,000       Yankee Acquisition Corp., 9.75%, 2/15/17       4,543,758
Shares
34,300          Alere, Inc. *                                    964,859
1,277,300       Alliance One International, Inc. *             4,815,421
3,400           Annaly Capital Management, Inc.                   59,160
8,000           BE Aerospace, Inc. *                             235,200
222,900         Commercial Vehicle Group, Inc. *               2,507,625
133,100         ESCO Technologies, Inc.                        3,967,711
75,600          General Cable Corp. *                          2,006,424
5,400           Geoeye, Inc. *                                   186,408
1,026,900       Georgia Gulf Corp. *                          15,762,915
122,300         J.C. Penney Co., Inc.                          3,012,249
91,600          Legg Mason, Inc.                               2,646,324
46,900          Lennox International, Inc.                     2,048,123
72,800          LyondellBasell Industries NV *                 1,310,400
27,800          NRG Energy, Inc. *                               630,504
50,000          Scientific Games Corp. *                         529,500
189,400         Sonic Automotive, Inc. *                       1,873,166
2,400           Starbucks Corp.                                   59,640
138,300         Texas Industries, Inc.                         4,591,560
800             Waters Corp. *                                    51,328
                Total                                        $166,764,712

         (c) Securities lending collateral is managed by Credit Suisse AG, New York Branch.

         (d)    Debt obligation with a variable interest rate.
                Rate shown is rate at period end.

         (e)    Security is in default and is non-income producing.


                Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below.
                Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
             Level 1 quoted prices in active markets for identical securities Level 2 other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
             Level 3  significant unobservable inputs (including the Funds own assumptions in determining fair value of investments)

                The following is a summary of the inputs used as of July 31, 2010, in valuing the Funds assets:

                           Level 1       Level 2         Level 3         Total
Convertible Corporate Bonds	0	 $526,396,064		0   $ 526,396,064
Preferred Stocks	   $15,467,800	  115,032,706		0     130,500,506
Common stocks              422,937,708	     0               216,140  423,153,848
Rights/Warrants			0	     0			0 	    0
Asset Backed Securities		0	    2,075,558           0       2,075,558
Collateralized Mortgage Obligs. 0           1,592,786		0       1,592,786
Corporate Bonds			0	1,389,785,656		0           0
Foreign Government Bonds        0	     0			0	    0
Municipal Bonds			0	     0		    1,047,000   1,047,000
Senior Floating                0         179,428,455           0     179,428,455
Temporary cash investments     0         222,628,786           0     222,628,786
Money market mutual        13,862,492       0                  0      13,862,492
Total                 $452,268,000  $2,436,940,011   $1,263,140  $2,890,471,151


                      Following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
                                                                   Senior
                                              Common    Municipal  Floating Rate
                                              Stocks   Bonds      Loan Interests
Balance as of 10/31/09                         $0         $0        $1,043,970
Realized gain (loss)                              0          0            0
Change in unrealized appep)                       0          0            0
Net purchases (sales)                             0          0            0
Transfers in and out of vel 3                  216,140    1,047,000 (1,043,970)
Balance as of 7/31/10                          216,140   $1,047,000      0


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer High Yield Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 29, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 29, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date September 29, 2010

* Print the name and title of each signing officer under his or her signature.